Financial assets at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 6,446	€ 6,487
Financial assets at fair value through profit or loss	6,782	8,251
Bonds issued by sovereign states
Financial assets at fair value through profit or loss
Financial assets held for trading	1,250	1,244
Other
Financial assets at fair value through profit or loss
Financial assets held for trading	5,196	5,243
Other financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	€ 336	€ 1,764